Contract Assets - Schedule of Net of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net of Allowance for Credit Loss [Abstract]
Balance at beginning of the year	$ 1,853,616	$ 797,488
Balance at end of the year	2,262,130	1,853,616
Increase as a result of changes in progress of ongoing projects	418,001	1,384,613
Reclassified to accounts receivable as payment becomes unconditional	$ (9,487)	$ (328,485)